Equity	12 Months Ended
Mar. 31, 2026
Equity [abstract]
Equity	Equity
(1)Share capital
Authorized share capital
Under Dutch law, the authorized share capital of a public limited liability company is the maximum capital that Coincheck Parent may issue without amending its Articles of Association. At least one-fifth of the authorized share capital must at all times be issued. Pursuant to the Articles of Association, as of the consummation of the Reverse Recapitalization, Coincheck Parent’s authorized share capital is €4,000,000, divided into 400,000,000 Ordinary Shares with a nominal value of €0.01 each.
Issued share capital
For each of the periods presented, the following table shows the number of Coincheck Parent shares outstanding:

	As of March 31,
	2025		2026
	Number	Ordinary	Number	Ordinary
(Unit： In millions)	of shares	share capital	of shares	share capital
Beginning balance	—	¥—	130,814,526	¥213
Former Coincheck shareholders	122,587,617	¥196	—	—
Issuance of shares in Reverse Recapitalization	7,115,459	15	—	—
Issuance of shares in business acquisition of Next Finance Group	1,111,450	2	—	—
Issuance of shares in business acquisition of Aplo	—	—	5,007,500	9
Issuance of shares in business acquisition of 3iQ	—	—	27,910,845	51
Issuance of shares for restricted share units	—	—	198,909	0
Non-Redemption shares returned to Coincheck Parent	—	—	(854,242)	—
Total Ordinary Shares Issued and Outstanding	130,814,526	¥213	163,077,538	¥273
Non-Redemption Agreement
Coincheck Group B.V. and Thunder Bridge entered into the Non-Redemption Agreement with Ghisallo on December 4, 2024 and amended the Non-Redemption Agreement on March 10, 2024, pursuant to which Ghisallo agreed not to redeem (or to validly rescind any redemption requests on) an aggregate of 973,000 Thunder Bridge Public Shares (the “Non-Redemption Shares”) in connection with the Special Meeting. In exchange for the foregoing commitments not to redeem the Non-Redemption Shares, Thunder Bridge paid Ghisallo ¥1,593 million. If Ghisallo sold any Non-Redemption Shares by March 10, 2026 (the “Maturity Date”), Ghisallo agreed to pay Coincheck Parent an amount calculated based on the number of such Non-Redemption Shares sold. On the Maturity Date, Ghisallo agreed to transfer to Coincheck Parent, at no cost to Coincheck Parent and free and clear of any liens or encumbrances, any Non-Redemption Shares still retained by it. The Company considered this transaction to be an equity transaction in accordance with IAS 32, Financial Instruments: Presentation, whereas cash paid to Ghisallo was treated as an equity distribution and subsequent cash receipts as equity contributions. As of March 31, 2025, the Company received ¥202 million from this arrangement, which has been recorded to capital surplus in the consolidated statements of changes in equity. As a result, 854,242 Non-Redemption Shares were held by Ghisallo as of March 31, 2025. For the year ended March 31, 2026, the remaining Non-Redemption Shares were returned to Coincheck Parent.
(2)Other components of equity—Foreign currency translation adjustments
Foreign currency translation adjustments comprise all foreign currency differences arising from the translation of the financial statements of Coincheck Parent, CCG AS, 3iQ and Aplo into Japanese yen.
(3)Dividends
There are no dividends declared and paid in the years ended March 31, 2024, 2025 and 2026.